NOTE F - PENSION PLANS	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]	NOTE F -- PENSION PLANS
The Company maintains a noncontributory defined benefit pension plan covering substantially all employees that met certain minimum age and service requirements prior to April 1, 1993.  The benefits are generally based on years of service and compensation during the last five years of employment prior to April 1, 1993.  The Company’s policy is to contribute annually the amount necessary to satisfy the requirements of the Employee Retirement Income Security Act of 1974.  In March 1993, the Board of Directors approved a curtailment to the plan which resulted in the freezing of all future benefits under the plan as of April 1, 1993.

The Company uses its fiscal year-end as the measurement date for its pension plan assets and benefit obligation.

The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Change in Benefit Obligation:	2011	2010

Benefit obligation at beginning of year	$6,336	$5,743
Interest cost	320	317
Actuarial loss	690	740
Benefits paid	(469)	(464)
Benefit obligation at end of year	$6,877	$6,336

Change in Plan Assets:

Fair value of plan assets at beginning of year	$4,530	$4,255
Actual return (loss) on plan assets	(96)	728
Employer contributions	153	30
Expenses	(18)	(19)
Benefits paid	(469)	(464)
Fair value of plan assets at end of year	$4,100	$4,530

Unfunded status	$(2,777)	$(1,806)

Amounts recognized in the consolidated
balance sheets consist of:
Accrued expense - current	$(308)	$(280)
Other liabilities - long term	(2,469)	(1,526)
	$(2,777)	$(1,806)

Amounts recognized in accumulated other comprehensive income consist of:
Net loss	$(3,773)	$(2,787)

Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$6,877	$6,336
Accumulated benefit obligation	6,877	6,336
Fair value of plan assets	4,100	4,530

Components of Net Periodic Benefit Cost:
Interest cost	$320	$317
Service cost	25	26
Expected return on plan assets	(308)	(282)
Amortization of net loss	101	90
Net periodic benefit cost	$138	$151

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
	2011	2010
Current year net loss	$1,087	$288
Amortization of loss	(101)	(90)
Total recognized in other comprehensive income	986	198
Total recognized in net periodic benefit cost and other comprehensive income	$1,124	$349

The estimated amount of net loss that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2012 is $131.

Assumptions:	2011	2010
Weighted-average assumptions used to determine benefit obligation as of year-end:
Discount rate	4.50%	5.25%
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine net benefit cost:
Discount rate	5.25%	5.75%
Rate of compensation increase	n/a	n/a
Expected return on plan assets	7.00%	7.00%

The expected long-term rate of return on assets assumption is 7%.  This assumption represents the rate of return on plan assets reflecting the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation.  The assumption has been determined by reflecting expectations regarding future rates of return for the investment portfolio, with consideration given to the distribution of investments by asset class and historic rates of return for each individual asset class.
Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk while also providing adequate liquidity to meet benefit payment requirements.

Plan Assets
	Fair Value	Fair Value	Target
	Dec. 31, 2011	Jan. 11, 2011	Allocation
Asset Category	2011	2011	2011	2010
Equities:
U.S. large cap	$2,077	$2,225	46%	46%
U.S. mid cap	444	438	7	7
U.S. small cap	189	249	4	4
International developed	345	378	13	13
Emerging markets	253	309	5	5
Total equities	3,308	3,599	75	75
Fixed income:
Investment grade taxable	285	302	13	13
International developed bonds	18	30	1	1
Global high yield taxable	58	62	2	2
Total fixed income	361	394	16	16
Real estate:
Public reits	127	126	6	6
Tangible assets:
Commodities	191	283	3	3
Cash	113	128	0	0
Total	$4,100	$4,530	100%	100%

Under the fair value hierarchy of FASB ASC 820, the Company has classified the Plan’s assets as Level 1, since the inputs associated with the fair value determination utilize quoted prices in active markets for identical assets.
Cash Flows

Contributions

The expected employer contribution for 2012 is $360.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid:

2012	$481
2013	482
2014	476
2015	469
2016	459
Years 2017 –2021	2,324

The Company maintains a defined contribution plan known as the EDAC Technologies Corporation 401(k) Retirement Plan.  All employees who have completed at least three consecutive months of service and are age eighteen or older are eligible to participate. For 2011 and 2010, the Company did not provide matching contributions.